Award Timing Disclosure	12 Months Ended
Dec. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards are granted at scheduled board meetings. We have no practice of timing board meetings or grants of equity awards to coordinate with the release of material non-public information, and we have not timed the release of material non-public information for the purpose of affecting the value of named executive officer compensation.
Award Timing Method	Equity awards are granted at scheduled board meetings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false